FORM N-PX

                    ANNUAL REPORT OF PROXY VOTING RECORD OF

                         EXCHANGE TRADED CONCEPTS TRUST


                 Investment Company Act File Number: 811-22263

                                   REGISTRANT
                         Exchange Traded Concepts Trust
                           2545 S Kelly Ave; Suite C
                                Edmond, OK 73013
                                  405-778-8377

                               AGENT FOR SERVICE
                                Garrett Stevens
                                   President
                         Exchange Traded Concepts Trust
                           2545 S Kelly Ave; Suite C
                                Edmond, OK 73013

FUND                                        FISCAL YEAR END                    REPORTING PERIOD
Yorkville MLP ETF Fund                        November 30                March 12, 2012 - June 30, 2012
Sustainable North American Oil Sands Fund      April 30                  June 11, 2012 - June 30, 2012
FaithShare Baptist Values Fund                 July 31                   July 1, 2011 - July 27, 2011
FaithShare Catholic Values Fund                July 31                   July 1, 2011 - July 27, 2011
FaithShare Christian Values Fund               July 31                   July 1, 2011 - September 14, 2011
FaithShare Lutheran Values Fund                July 31                   July 1, 2011 - July 27, 2011
FaithShare Methodist Values Fund               July 31                   July 1, 2011 - July 27, 2011



                             YORKVILLE MLP ETF FUND

    The Registrant did not cast any proxy votes during the reporting period.
                Accordingly, there are no proxy votes to report.

                   SUSTAINABLE NORTH AMERICAN OIL SANDS FUND

    The Registrant did not cast any proxy votes during the reporting period.
                Accordingly, there are no proxy votes to report.


      EXCHANGE TRADED CONCEPTS WAS FORMERLY KNOWN AS THE FAITHSHARES TRUST
              THE FOLLOWING FUNDS WERE OPEN UNDER THE FORMER NAME.

                        FAITHSHARES BAPTIST VALUES FUND

    The Registrant did not cast any proxy votes during the reporting period.
                Accordingly, there are no proxy votes to report.

                        FAITHSHARES CATHOLIC VALUES FUND

    The Registrant did not cast any proxy votes during the reporting period.
                Accordingly, there are no proxy votes to report.

                       FAITHSHARES CHRISTIAN VALUES FUND

    The Registrant did not cast any proxy votes during the reporting period.
                Accordingly, there are no proxy votes to report.

                        FAITHSHARES LUTHERAN VALUES FUND

    The Registrant did not cast any proxy votes during the reporting period.
                Accordingly, there are no proxy votes to report.

                       FAITHSHARES METHODIST VALUES FUND

    The Registrant did not cast any proxy votes during the reporting period.
                Accordingly, there are no proxy votes to report.


                                   SIGNATURES

    Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


/s/  J. Garrett Stevens

CEO

Date:  August 29, 2012